Employee Benefit Plans	12 Months Ended
Dec. 31, 2011
Compensation and Retirement Disclosure [Abstract]
Employee Benefit Plans

13. Employee Benefit Plans

1999 Employee Stock Purchase Plan

In 1999, the Company adopted the 1999 Employee Stock Purchase Plan (the Plan) under which employees were eligible to purchase shares of the Company’s common stock at a discount through periodic payroll deductions. The Plan was intended to meet the requirements of Section 423 of the Internal Revenue Code. Purchases occurred at the end of six month offering periods at a purchase price equal to 85% of the market value of the Company’s common stock at either the beginning of the offering period or the end of the offering period, which ever was lower. Participants could elect to have up to 10% of their pay withheld for purchase of common stock at the end of the offering period, up to a maximum of $12,500 within any offering period. The Company reserved 1,000,000 shares of common stock for issuance under the Plan. The Company issued 0, 0 and 208,240 shares of stock under the Plan during 2011, 2010 and 2009, respectively.

Under FASB ASC No. 718, Compensation – Stock Compensation, the 15% discount and the look-back feature are considered compensatory items for which expense must be recognized. The Company valued Plan shares as a combination position consisting of 15% of a share of non-vested stock and 85% of a six-month stock option. The value of the non-vested stock was estimated based on the trading value of the Company’s common stock at the beginning of the offering period, and an expected life of six months. The resulting per-share value was multiplied by the shares estimated to be purchased during the offering period based on historical experience to arrive at a total estimated compensation cost for the offering period. The estimated compensation cost was recognized on a straight-line basis over the offering period.

Effective July 1, 2009, the Company suspended this plan. Factors taken into consideration were the expense of administering the plan, participation rate and the introduction of the Company-wide stock option grant as an alternative means of promoting employee stock ownership.

      Stock Option Plan

2011 Stock Option and Incentive Plan

On May 12, 2011, the Company’s stockholders approved the 2011 Stock Option and Incentive Plan (the 2011 Plan). The 2011 Plan provides for the issuance of up to a maximum number of shares of common stock equal to the sum of (i) 1,000,000, plus (ii) the number of shares of common stock underlying any grants pursuant to the 2011 Plan or the Plug Power Inc. 1999 Stock Option and Incentive Plan that are forfeited, canceled, repurchased or are terminated (other than by exercise). The shares may be issued pursuant to stock options, stock appreciation rights, restricted stock awards and certain other equity-based awards granted to employees, directors and consultants of the Company. No grants may be made under the 2011 Plan after May 12, 2021.  Equity awards granted prior to May 12, 2011, were made under the 1999 Stock Option and Incentive Plan.

At December 31, 2011 there were approximately 1.9 million options granted and outstanding and 219,000 options available to be issued under the 2011 Stock Option Plan. The 2011 Stock Option Plan permits the Company to: grant incentive stock options; grant non-qualified stock options; grant stock appreciation rights; issue or sell common stock with vesting or other restrictions, or without restrictions; grant rights to receive common stock in the future with or without vesting; grant common stock upon the attainment of specified performance goals; and grant dividend rights in respect of common stock. Options for employees issued under this plan generally vest in equal annual installments over three years and expire ten years after issuance. Options granted to members of the Board generally vest one year after issuance. To date, options granted under the 2011 Stock Option Plan have vesting provisions ranging from immediate vesting to three years in duration and expire ten years after issuance.

Compensation cost associated with employee stock options represented approximately $952,000 of the total share-based payment expense recorded for the year ended December 31, 2011. The Company estimates the fair value of stock options and shares issued under the employee stock purchase plan using a Black-Scholes valuation model, and the resulting fair value is recorded as compensation cost on a straight-line basis over the option vesting period. Key inputs and assumptions used to estimate the fair value of stock options include the grant price of the award, the expected option term, volatility of the Company’s stock, an appropriate risk-free rate, and the Company’s dividend yield. Estimates of fair value are not intended to predict actual future events or the value ultimately realized by employees who receive equity awards, and subsequent events are not indicative of the reasonableness of the original estimates of fair value made by the Company. The assumptions made for purposes of estimating fair value under the Black-Scholes model for the 1,618,400, 150,000 and 1,375,500 options granted during the years ended December 31, 2011, 2010 and 2009, respectively were as follows:

	2011	2010	2009
Dividend yield:	0%	0%	0%
Expected term of options (years):	6	6	6
Risk free interest rate:	1.16%-2.61%	1.52%-2.93%	1.79%-2.80%
Volatility:	74%-79%	94%-95%	85%-89%

The Company’s estimate of an expected option term was calculated in accordance with the simplified method for calculating the expected term assumption. The estimated stock price volatility was derived from the Company’s actual historic stock prices over the past six years, which represents the Company’s best estimate of expected volatility.

A summary of stock option activity for the year December 31, 2011 is as follows:

		Weighted	Weighted Average	Aggregate
		Average Exercise	Remaining	Instrinsic
	Shares	Price	Contractual Terms	Value
Options outstanding at December 31, 2010	432,846	$43.16	5.3	$-
Granted	1,618,400	3.71	10.0	-
Exercised	-	-	-	-
Forfeited	(39,578)	-	-	-
Expired	(62,671)	-	-	-
Options outstanding at December 31, 2011	1,948,997	$9.84	8.8	-
Options exercisable at December 31, 2011	339,536	38.72	5.0	-
Options unvested at December 31, 2011	1,609,461	3.74	9.6	-

The weighted average grant date fair value of options granted during the years ended December 31, 2011, 2010 and 2009 was $3.58, $3.80 and $6.60, respectively. There were no stock options exercised during the year ended December 31, 2011. As of December 31, 2011, there was approximately $3,384,000 of unrecognized compensation cost related to stock option awards to be recognized over the next three years. The total fair value of stock options that vested during the years ended December 31, 2011 and 2010 was approximately $952,000 and $247,000, respectively.

Restricted stock awards vest in equal installments over a period of one to three years. Restricted stock awards were valued based on the closing price of the Company’s common stock on the date of grant, and compensation cost is recorded on a straight-line basis over the share vesting period. The Company recorded expense of approximately $10,000 associated with its restricted stock awards in 2011. As of December 31, 2011, there was no unrecognized compensation cost related to restricted stock awards to be recognized over the next three years.

A summary of restricted stock activity for the year ended December 31, 2011 is as follows:

		Aggregate Intrinsic
	Shares	Value
Unvested restricted stock at December 31, 2010	437,958	$893,434
Granted	50,942	103,922
Forfeited	(157,187)	(320,661)
Vested	(50,942)	(103,922)
Unvested restricted stock at December 31, 2011	280,771	$572,773

For the years ended December 31, 2011, 2010, and 2009, the Company recorded expense of approximately $1.5 million, $1.2 million, and $1.9 million respectively, in connection with its share based payment awards.

401(k) Savings & Retirement Plan

The Company offers a 401(k) Savings & Retirement Plan to eligible employees meeting certain age and service requirements. This plan permits participants to contribute 100% of their salary, up to the maximum allowable by the Internal Revenue Service regulations. Participants are immediately vested in their voluntary contributions plus actual earnings or less actual losses thereon. Participants are vested in the Company’s matching contribution based on years of service completed. Participants are fully vested upon completion of three years of service. During 2002, the Company began funding its matching contribution in common stock. Accordingly, the Company has issued 133,748, 90,166 and 60,755 shares of common stock to the Plug Power Inc. 401(k) Savings & Retirement Plan during 2011, 2010 and 2009, respectively.  These shares have been adjusted to reflect the May 19, 2011 one-for-ten stock split of the Company’s common stock.

The Company’s expense for this plan, including the issuance of shares, was approximately $374,000, $441,000 and $534,000 for years ended December 31, 2011, 2010 and 2009, respectively.

     Long Term Incentive Plan

On October 28, 2009, the Compensation Committee recommended and the Board of Directors approved a Long Term Incentive (LTI) Plan pursuant to the terms of the Company’s 1999 Stock Option and Incentive Plan. Designed as an incentive vehicle to support employee efforts, the LTI Plan seeks to increase shareholder value by encouraging Plug Power employees to continue to work diligently to further the Company’s long term goals.

Under the LTI Plan, a select group of critical employees received a Restricted Stock Unit Award Agreement (Agreement) awarding a one-time grant of restricted stock units (RSUs) calculated using a multiple of the selected employee’s base salary. According to the Agreement, the restrictions on each participant’s RSU allocation will lapse over a three year period upon successful completion of weighted performance-based metrics. Specifically, restrictions on 25% of RSUs are tied to the Company’s achievement of revenue targets, while the restrictions on 75% of RSUs are tied to the Company’s achievement of earnings before interest expense, taxes, depreciation, amortization and non-cash charges for equity compensation (measurement referred to in the Agreement as “EBITDAS”) targets. Intended to supplement the annual employee incentive plan payout, the total number of RSUs lapsing each year will vary depending on the Company’s progress achieving the corresponding threshold, target or stretch goals.

In the event stretch revenue and EBITDAS metrics are reached during the next year of the grant period ending December 31, 2012, the Company could issue a maximum of 280,771 shares to LTI Plan participants, currently representing approximately 1.2% of total outstanding shares. Restrictions on these shares only lapse in the event the Company performs at the articulated performance metrics.

In 2011 and 2010, no threshold, target or stretch revenue and EBITDAS performance-based metrics were reached. Accordingly, no restrictions have lapsed, and 20% and 25% of the total awarded RSUs were forfeited for the 2011 and 2010 fiscal years, respectively. Therefore, no expense was recorded during the years ended December 31, 2011 and December 31, 2010, respectively, associated with these awards.